Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management
Summary of financial assets and liabilities in foreign currency

	2017	2016
Assets denominated in foreign currency
Cash, cash equivalents and financial investments	229,876	154,693
Derivative financial instruments	4,280	10,005
Trade accounts receivable	66,834	45,194

	300,990	209,892

Liabilities denominated in foreign currency
Loans and financing	161,706	95,124
Derivative financial instruments	3,634	—
Trade payables	78,286	61,075

	243,626	156,199

Net exposure	57,364	53,693

Summary of estimated future cash flow

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
At December 31, 2017
Loans and financing	102,294	373,324	236,927	1,228,474	1,941,018
Derivative financial instruments	12,588	2,449	—	—	15,037
Trade payables	329,814	—	—	—	329,814
Confirming payable	111,024	—	—	—	111,024
Salaries and payroll charges	79,798	—	—	—	79,798
Dividends payable	4,138	—	—	—	4,138
Related parties	87,686	2,238	—	—	89,924
Provisions - Asset Retirement Obligation	7,526	53,429	33,186	237,788	331,929
Use of public assets	1,740	3,755	4,233	45,309	55,037

	736,607	435,195	274,346	1,511,571	2,957,719

At December 31, 2016
Loans and financing	104,191	438,569	432,587	375,480	1,350,827
Derivative financial instruments	37,458	—	—	—	37,458
Trade payables	282,241	—	—	—	282,241
Confirming payable	102,287	—	—	—	102,287
Salaries and payroll charges	70,022	—	—	—	70,022
Dividends payable	7,185	—	—	—	7,185
Related parties	222,917	7,596	—	—	230,513
Provisions - Asset Retirement Obligation	33,143	25,296	35,813	123,827	218,079
Use of public assets	1,754	3,832	4,319	51,449	61,354

	861,198	475,293	472,719	550,756	2,359,966

Summary of net debt ratio

	Note	2017	2016	2015

Loans and financing	16	1,447,299	1,144,385	1,056,210
Cash and cash equivalents	8	(1,019,037)	(915,576)	(621,415)
Derivative financial instruments	5.4	3,260	16,718	(10,105)
Financial investments	9	(206,547)	(119,498)	(57,856)

Net debt (A)		224,975	126,029	366,834

Profit for the year		165,265	110,509	(139,796)
Plus (less):
Results of investees		(60)	158	256
Results of investees - Discontinued operations		—	—	318
Depreciation and amortization	14 and 15	270,454	275,034	295,258
Net financial results	29	130,181	(79,081)	341,931
Taxes on income	20(a)	106,194	98,383	(38,779)

EBITDA		672,034	405,003	459,188

Exceptional items
Gains on sales of investments	28	(4,588)	(408)	—
Impairment of other assets		73	308	—
(Reversal) Impairment - property, plant, equipment	28	—	(979)	8,574

Adjusted EBITDA (B)		667,519	403,924	467,762

Gearing ratio (A/B)		0.34	0.31	0.78

Reconciliation of net debt

	Cash and cash equivalents	Financial investments	Derivative financial instruments	Loans and financing	Net debt
Net debt as at 1 January 2017	(915,576)	(119,498)	16,718	1,144,385	126,029

Cash flows	(103,413)	(65,661)	39,006	236,306	106,238
Foreign exchange ajustments	(48)	—	—	(2,873)	(2,921)
Other non-cash movements	—	(21,388)	(52,464)	69,481	(4,371)

Net debt as at 31 December 2017	(1,019,037)	(206,547)	3,260	1,447,299	224,975

Classification of financial assets and liabilities in the fair value hierarchy

		2017
		Fair value measured based on
		Price quoted in an active market	Valuation technique supported by observable prices
	Note	Level 1	Level 2	Total fair value
Assets
Cash and cash equivalents	8	1,019,037	—	1,019,037
Financial investments	9	134,168	72,379	206,547
Derivative financial instruments	5.4	—	11,777	11,777

		1,153,205	84,156	1,237,361

Liabilities
Loans and financing	16(a)	1,120,901	414,231	1,535,132
Derivative financial instruments	5.4	—	15,037	15,037

		1,120,901	429,268	1,550,169

		2016
		Fair value measured based on
		Price quoted in an active market	Valuation technique supported by observable prices
	Note	Level 1	Level 2	Total fair value
Assets
Cash and cash equivalents	8	915,576	—	915,576
Financial investments	9	65,964	53,534	119,498
Derivative financial instruments	5.4	—	20,740	20,740

		981,540	74,274	1,055,814

Liabilities
Loans and financing	16(a)	342,156	808,729	1,150,885
Derivative financial instruments	5.4	—	37,458	37,458

		342,156	846,187	1,188,343

Summary of derivative financial instruments and the underlying hedged items

	Principal			Average terms	Fair value		Realized gain (loss)	Fair value by maturity
Program	2017	2016	per unit	(days)	2017	2016	2017	2018	2019	2020

Hedging instrument for sales of zinc at a fixed price
Zinc forward	2,230	615	ton	127	603	369	1,288	589	14	—

					603	369	1,288	589	14	—
Hedging instrument for mismatches of quotation periods
Zinc forward	240,747	146,515	ton	23	(4,304)	4,471	(2,183)	(4,304)	—	—
Silver forward	238	—	k oz	17	196	—	(24)	196	—	—

					(4,108)	4,471	(2,207)	(4,108)	—	—
Hedging instrument for the operating margin of metals
Zinc forward	—	10,790	—	—	—	(7,110)	—	—	—	—
US Dollar forward	—	8,039	—	—	—	1,784	—	—	—	—

					—	(5,326)	—	—	—	—
Hedging instrument for interest rates in US Dollar
LIBOR floating rate vs. US Dollar fixed rate swaps	31,393	—	USD	849	646	—	(1,200)	(1,186)	(1,543)	3,375

					646	—	(1,200)	(1,186)	(1,543)	3,375

Total (assets and liabilities, net)					(2,859)	(486)	(2,119)	(4,705)	(1,529)	3,375

Summary of hedge accounting derivative operations and their fair values

	Principal			Average terms	Fair value		Realized gain (loss)	Fair value by maturity
Program	2017	2016	per unit	(days)	2017	2016	2017	2018

Hedging instruments for mismatches of quotation periods - Fair value
Zinc forward	87,693	22,390	ton	43	(3,319)	32	(12,310)	(3,319)

					(3,319)	32	(12,310)	(3,319)

Hedging instruments for mismatches of quotation periods - Cash flow
Zinc forward	58,800	43,294	ton	47	2,986	(1,728)	4,450	2,986
Silver forward	265	—	k oz	58	(68)	—	(94)	(68)

					2,918	(1,728)	4,356	2,918

Hedge accounting - Cash flow hedge
Zinc forward	—	94,559	—	—	—	(22,967)	(43,898)	—
Copper forward	—	540	—	—	—	210	(171)	—
US Dollar forward	—	93,467	—	—	—	8,221	15,134	—

					—	(14,536)	(28,935)	—

					(401)	(16,232)	(36,889)	(401)

Current assets					7,483	20,740
Non-current assets					4,294	—
Current liabilities					(12,588)	(37,458)
Non-current liabilities					(2,449)	—

					(3,260)	(16,718)

Schedule of Sensitivity analysis

•	Scenario I: considers a change in the market forward yield curves and quotations as of December 31, 2017, according to the base scenario defined by the Company for March 31, 2018.

•	Scenario II: considers a change of + or -25% in the market forward yield curves as of December 31, 2017.

•	Scenario III: considers a change of + or -50% in the market forward yield curves as of December 31, 2017.

					Impacts on profit (loss)						Impacts on comprehensive income
					Scenario I		Scenarios II e III				Scenario I	Scenarios II e III
Risk factor	Cash and cash equivalents and financial investments	Loans and financing	Principal of derivative financial instruments	Unit	Changes from 2017	Results of scenario I	-25%	-50%	+25%	+50%	Results of scenario I	-25%	-50%	+25%	+50%

Exchange variation rate
USD	11,339	40,274	31,393	USD	-3.81%	(153)	(3,328)	(17,218)	(897)	(3,906)	—	—	—	—	—
BRL	203,392	161,706	—	—	3.97%	—	—	—	—	—	6,127	53,441	156,447	(28,963)	(49,564)
EUR	1,692	—	—	EUR	-1.66%	(28)	(423)	(846)	423	846	—	—	—	—	—
PEN	22,830	—	—	PEN	0.68%	155	(5,707)	(11,415)	5,707	11,415	—	—	—	—	—

Interest rates
BRL - CDI	202,311	70,720	103,849	BRL	0 bps	—	(2,029)	(4,044)	2,043	4,098
USD - LIBOR	—	130,610	1,282,900	USD	-2 bps	14	217	435	(217)	(435)	(0)	(6)	(12)	6	12
US Dollar coupon	—	—	31,393	USD	3 bps	(21)	515	1,047	(499)	(981)	—	—	—	—	—

Price - commodities
Zinc	—	—	389,470	ton	-2.90%	13,073	51,744	103,488	(51,744)	(103,488)	(580)	(2,297)	(4,594)	2,297	4,594
Silver	—	—	503	k oz	5.20%	(9)	281	562	(281)	(562)	(36)	1,124	2,248	(1,124)	(2,248)